Financial Instruments - Summary of Carrying Amount and Contractual Maturities of Financial Liabilities (Details) - Liquidity risk - CAD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities, at fair value	$ 170,230	$ 166,938
Financial liabilities	189,078	182,603
Less than 1 year
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	57,628	61,199
1-2 years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	37,393	37,640
2-5 years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	93,983	83,640
More than 5 years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	74	124
Trade payables
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities, at fair value	37,475	42,327
Financial liabilities	37,475	42,327
Trade payables | Less than 1 year
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	37,475	42,327
Trade payables | 1-2 years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	0	0
Trade payables | 2-5 years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	0	0
Trade payables | More than 5 years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	0	0
Contingent consideration
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities, at fair value	5,889	5,359
Financial liabilities	6,548	6,353
Contingent consideration | Less than 1 year
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	3,274	0
Contingent consideration | 1-2 years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	3,274	6,353
Contingent consideration | 2-5 years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	0	0
Contingent consideration | More than 5 years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	0	0
Credit Facility
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities, at fair value	86,262	77,729
Financial liabilities	100,715	88,060
Credit Facility | Less than 1 year
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	4,818	5,217
Credit Facility | 1-2 years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	4,818	5,114
Credit Facility | 2-5 years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	91,079	77,729
Credit Facility | More than 5 years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	0	0
Subordinated unsecured loans
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities, at fair value	20,000	20,000
Financial liabilities	22,298	22,221
Subordinated unsecured loans | Less than 1 year
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	1,532	1,438
Subordinated unsecured loans | 1-2 years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	20,766	20,783
Subordinated unsecured loans | 2-5 years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	0	0
Subordinated unsecured loans | More than 5 years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	0	0
Balances of purchase price payable
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities, at fair value	14,754	12,149
Financial liabilities	15,651	13,104
Balances of purchase price payable | Less than 1 year
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	8,688	7,929
Balances of purchase price payable | 1-2 years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	6,963	3,450
Balances of purchase price payable | 2-5 years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	0	1,725
Balances of purchase price payable | More than 5 years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	0	0
Other liabilities (included in long-term debt)
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities, at fair value	29	379
Financial liabilities	29	389
Other liabilities (included in long-term debt) | Less than 1 year
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	29	360
Other liabilities (included in long-term debt) | 1-2 years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	0	29
Other liabilities (included in long-term debt) | 2-5 years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	0	0
Other liabilities (included in long-term debt) | More than 5 years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	0	0
Lease liabilities
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities, at fair value	5,821	8,995
Financial liabilities	6,362	10,149
Lease liabilities | Less than 1 year
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	1,812	3,928
Lease liabilities | 1-2 years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	1,572	1,911
Lease liabilities | 2-5 years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	2,904	4,186
Lease liabilities | More than 5 years
Disclosure Of Contractual Maturities Of Financial Liabilities [Line Items]
Financial liabilities	$ 74	$ 124